Common Share capital (Details) shares in Millions, CAD in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017 CAD shares	Dec. 31, 2017 CAD Vote shares	Dec. 31, 2016 CAD shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians		66.67%
Common shares reserved for issuance		48
Total | CAD			CAD 45
First preferred shares
Common Share capital
Shares authorized		1,000	1,000
Second Preferred Shares
Common Share capital
Shares authorized		1,000	1,000
Common Shares
Common Share capital
Shares authorized		2,000	2,000
Number of votes per common share | Vote		1
Purchase of common shares related to normal course issuer bid		0	4
Cost of purchase of common shares related to normal course issuer bid | CAD		CAD 0	CAD 165
Cost of purchase of common shares related to employee benefit plan trust transactions | CAD			CAD 4
Total			4
Total | CAD			CAD 169
Common Shares | September 15, 2015 - September 14, 2016
Common Share capital
Purchase of common shares related to normal course issuer bid			3
Cost of purchase of common shares related to normal course issuer bid | CAD			CAD 130
Common Shares | September 30, 2016 - September 29, 2017
Common Share capital
Purchase of common shares related to normal course issuer bid			1
Cost of purchase of common shares related to normal course issuer bid | CAD			CAD 35
Common Shares | September 30, 2016 - September 29, 2017 | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid	8
Cost of purchase of common shares related to normal course issuer bid | CAD	CAD 250